SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0001019879
      CCC   qthm9k#p
      FILE-NUMBER  333-16691
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  333-16691
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 4
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 907           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 907
Connecticut Traditional Trust 285                      28,909.009 Units
California Insured Trust 278                           33,220.774 Units
Georgia Insured Trust 54                               29,928.515 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                       Connecticut

                                                    Traditional Trust   California Insured   Georgia Insured

                                                           285              Trust 278            Trust 54

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,845,000      $    3,350,000      $    2,955,000

Number of Units..................................       28,417.009          33,031.774          29,412.515

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  28,417.009      1/  33,031.774      1/  29,412.515

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    2,902,230      $    3,327,507      $    2,914,713

    Plus Sales Charge <F1>.......................   $      160,576      $      189,317      $      168,973

      Total......................................   $    3,062,806      $    3,516,824      $    3,083,686

    Divided by Number of Units...................   $    107.78         $    106.47         $    104.84

    Plus Cash Per Unit <F2>......................   $(     0.61)        $      0.04         $(     0.02)

    Public Offering Price Per Unit <F3>..........   $    107.17         $    106.51         $    104.82

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    101.52         $    100.78         $     99.08

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    101.52         $    100.78         $     99.08

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.65         $      5.73         $      5.74

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.65         $      5.73         $      5.74

    Par Value Per Unit <F4>......................   $     99.51         $    101.54         $    100.45

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.3225       $      5.3173       $      5.1796

    Less Estimated Annual Expense................   $      0.2454       $      0.2476       $      0.2426

    Net Annual Interest Income...................   $      5.0771       $      5.0697       $      4.9370

Daily Rate of Accrual Per Unit...................   $      0.01410      $      0.01408      $      0.01371

Trustee's Annual Fee per $1000 principal (6).....   $      1.5503       $      1.5929       $      1.5297

Estimated Current Return <F5>....................          4.74%               4.76%               4.71%

Estimated Long Term Return <F5>..................          4.39%               4.36%               4.65%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Connecticut

Traditional Trust 285, California Insured Trust 278 and Georgia Insured Trust

54, respectively, $107.17, $106.51 and $104.82, accrued interest to the settlement date of $.07, $.07 and $.07, for a total price of $107.24, $106.58 and $104.89, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Connecticut Traditional Trust 285, California Insured

Trust 278 and Georgia Insured Trust 54 will be $1.2303,$1.2729 and $1.2097,

under the quarterly distribution option and $1.0403,$1.0829 and $1.0197, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 19, 1996

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                        CONNECTICUT TRADITIONAL TRUST 285

                                   (Series 907)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,779,992) (Note 1) ............... $   2,865,209

     Accrued interest receivable ................................        50,474

     Organizational Costs (Note 1) ..............................           994

                                                                  --------------



               Total assets ..................................... $   2,916,677

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      35,940

     Accrued trustee and evaluator fees .........................           722

                                                                  --------------



               Total liabilities ................................ $      36,662

                                                                  --------------



               Net assets, applicable to 28,909 units of

                 fractional undivided interest outstanding ...... $   2,880,015

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,543,065

       Less initial underwriting commission (Note 1) ............  (    173,595)

                                                                  --------------

                                                                  $   3,369,470

     Less cost of 6,091 units redeemed ..........................  (    607,242)

                                                                  --------------

                                                                  $   2,762,228

     Undistributed net investment income ........................        12,858

     Unrealized appreciation (depreciation) of investments ......        85,217

     Accumulated net realized gain (loss) from

       investment transactions ..................................        19,712

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,880,015

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      18,278        $      99.18    $       .45    $      99.63

     Quarterly................       5,420               99.18            .45           99.63

     Semi-Annual..............       5,211               99.18            .45           99.63

                                ---------------  ============  ==============  ===========

                                    28,909

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                     CONNECTICUT TRADITIONAL TRUST 285

                                                (Series 907)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       156,450   $       167,144   $       185,532

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,043   $         6,221   $         7,078

    Evaluator fees ..................................              499               533               593

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         6,542   $         6,754   $         7,671

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       149,908   $       160,390   $       177,861

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        3,653)  $        21,922   $         1,443

    Net change in unrealized appreciation or

      depreciation of investments ...................          151,667    (      308,703)          111,308

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       148,014   $(      286,781)  $       112,751

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       297,922   $(      126,391)  $       290,612

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       149,908   $       160,390   $       177,861

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        3,653)           21,922             1,443

  Net change in unrealized appreciation or

    depreciation of investments .....................          151,667    (      308,703)          111,308

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       297,922   $(      126,391)  $       290,612

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      150,733)  $(      161,995)  $(      178,010)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      150,733)  $(      161,995)  $(      178,010)

                                                       ----------------  ----------------  ----------------



Redemption of 2,072, 3,710 and

    247 units, respectively .........................  $(      194,808)  $(      381,079)  $(       25,395)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       47,619)  $(      669,465)  $        87,207



Net assets at beginning of year .....................        2,927,634         3,597,099         3,509,892

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $12,858,$13,683 and $15,288,respectively) ..........  $     2,880,015   $     2,927,634   $     3,597,099

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                 CONNECTICUT TRADITIONAL TRUST 285

                                                            (Series 907)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        State of Connecticut, Clean Water Fund Revenue       2005 at 101         AAA        Aaa     $    489,775

                     Bonds, 1996 Series, 5.125% Due 5/1/2018.



     470,000        State of Connecticut, Health and Educational         2006 at 102         AAA         --          461,047

                     Facilities Authority, Revenue Bonds, Bridgeport

                     Hospital Issue, Series C, (ConnieLee Insured.)

                     5.375% Due 7/1/2025.



     500,000        State of Connecticut, Health and Educational         2005 at 101         AAA        Aaa          496,850

                     Facilities Authority, Revenue Bonds, Kent School

                     Issue, Series B, (MBIA Insured.) 5.400% Due

                     7/1/2023.



      30,000        State of Connecticut, Health and Educational         2004 at 102         AAA        Aaa           28,718

                     Facilities Authority, Revenue Bonds, Nursing Home

                     Program Issue, Series 1994 (Saint Joseph's Living

                     Center Project), (General Obligation Bonds.)

                     (AMBAC Insured.) 5.100% Due 11/1/2019.



     500,000        State of Connecticut, Health and Educational         2006 at 101         AAA        Aaa          499,305

                     Facilities Authority, Revenue Bonds, Westminster

                     School Issue, Series A, (MBIA Insured.) 5.500% Due

                     7/1/2026. (Original issue discount bonds delivered

                     on or about May 22, 1996 at a price of 93.724% of

                     principal amount.)



     415,000        State of Connecticut, Special Tax Obligation Bonds,  2006 at 101         AAA        Aaa          429,413

                     Transportation Infrastructure Purposes, 1996

                     Series B, (MBIA Insured.) 5.400% Due 10/1/2011.



     460,000        City of Hartford, Connecticut, General Obligation    2006 at 102         AAA        Aaa          460,101

                     Bonds, (FSA Insured.) 5.300% Due 12/15/2016.



------------                                                                                                    ------------

$  2,875,000                                                                                                    $  2,865,209

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                 CONNECTICUT TRADITIONAL TRUST 285

                                                            (Series 907)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  1; Education Revenue,  2; Health

Care Facility Revenue,  1; Water And/or Sewer Revenue,  1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Insurance guaranteeing prompt payment of interest and principal on certain of the Bonds in the Trust has been obtained by the issuer or underwriter of such

Bonds from a commercial insurer.  35% of the aggregate principal amount of

Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue but which are covered by such insurance.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 17% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Seven issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 7--AAA.  Six issue(s) were rated by Moody's Investors Service, Inc.

as follows: 6--Aaa.  The Bond Portfolio consists of 7 obligations issued by entities located in Connecticut.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           CALIFORNIA INSURED TRUST 278

                                   (Series 907)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $3,180,868) (Note 1) ............... $   3,288,978

     Accrued interest receivable ................................        58,994

     Organizational Costs (Note 1) ..............................         1,273

                                                                  --------------



               Total assets ..................................... $   3,349,245

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      51,677

     Accrued trustee and evaluator fees .........................           829

                                                                  --------------



               Total liabilities ................................ $      52,506

                                                                  --------------



               Net assets, applicable to 33,221 units of

                 fractional undivided interest outstanding ...... $   3,296,739

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 40,000 units sold ............ $   4,007,994

       Less initial underwriting commission (Note 1) ............  (    196,375)

                                                                  --------------

                                                                  $   3,811,619

     Less cost of 6,779 units redeemed ..........................  (    655,416)

                                                                  --------------

                                                                  $   3,156,203

     Undistributed net investment income ........................        14,698

     Unrealized appreciation (depreciation) of investments ......       108,110

     Accumulated net realized gain (loss) from

       investment transactions ..................................        17,728

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,296,739

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      18,800        $      98.79    $       .44    $      99.23

     Quarterly................       7,052               98.79            .44           99.23

     Semi-Annual..............       7,369               98.79            .44           99.23

                                ---------------  ============  ==============  ===========

                                    33,221

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        CALIFORNIA INSURED TRUST 278

                                                (Series 907)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       179,608   $       188,357   $       196,375

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,921   $         7,002   $         7,717

    Evaluator fees ..................................              583               607               633

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         7,504   $         7,609   $         8,350

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       172,104   $       180,748   $       188,025

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         6,736   $         8,455   $         4,816

    Net change in unrealized appreciation or

      depreciation of investments ...................          156,901    (      284,289)          107,910

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       163,637   $(      275,834)  $       112,726

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       335,741   $(       95,086)  $       300,751

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       172,104   $       180,748   $       188,025

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            6,736             8,455             4,816

  Net change in unrealized appreciation or

    depreciation of investments .....................          156,901    (      284,289)          107,910

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       335,741   $(       95,086)  $       300,751

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      172,549)  $(      181,401)  $(      188,835)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      172,549)  $(      181,401)  $(      188,835)

                                                       ----------------  ----------------  ----------------



Redemption of 1,513, 1,168 and

    1,877 units, respectively .......................  $(      141,787)  $(      113,680)  $(      188,297)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $        21,405   $(      390,167)  $(       76,381)



Net assets at beginning of year .....................        3,275,334         3,665,501         3,741,882

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $14,698,$15,143 and $15,796,respectively) ..........  $     3,296,739   $     3,275,334   $     3,665,501

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 278

                                                            (Series 907)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    200,000        California Educational Facilities Authority,         2006 at 102         AAA        Aaa     $    210,478

                     Revenue Bonds (Loyola Marymount University),

                     Series 1996, 5.875% Due 10/1/2016.



     500,000        California Health Facilities Financing Authority,    2006 at 102         AAA        Aaa          498,240

                     Insured Hospital Revenue Refunding Bonds

                     (Children's Hospital-San Diego), Series 1996,

                     5.375% Due 7/1/2020.



     500,000        State Public Works Board of the State of             2006 at 102         AAA        Aaa          510,155

                     California, Lease Revenue Refunding Bonds

                     (Department of Corrections), 1996 Series B,

                     California State Prison-Monterey County (Soledad

                     II), 5.625% Due 11/1/2019.



     455,000        Cathedral City (California), Public Financing        2005 at 102         AAA        Aaa          462,280

                     Authority, 1995 Tax Allocation Revenue Bonds,

                     Series A (Cathedral City Redevelopment Projects),

                     5.500% Due 8/1/2017.



     100,000        California Educational Facilities Authority Revenue  2006 at 102         AAA        Aaa          101,873

                     Bonds (Santa Clara University) Series 1996, 5.750%

                     Due 9/1/2026.



     155,000        California Educational Facilities Authority Revenue  2006 at 102         AAA        Aaa          165,695

                     Bonds (Santa Clara University) Series 1996, 5.750%

                     Due 9/1/2026. (Escrow Secured To Optional

                     Redemption Date.)



     200,000        Encinitas Union School District (San Diego County,   No Optional Call    AAA        Aaa           64,028

                     California), General Obligation Bonds, Election of

                     1996, Series 1996, 0.000% Due 8/1/2021. (Original

                     issue discount bonds delivered on or about August

                     22, 1996 at a price of 23.736% of principal

                     amount.)



     500,000        County of Orange, California, 1996 Recovery          2006 at 102         AAA        Aaa          516,165

                     Certificates of Participation, Series A, 5.875%

                     Due 7/1/2019.





      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 278

                                                            (Series 907)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    465,000        Thousand Oaks Redevelopment Agency (Ventura County,  2005 at 102         AAA        Aaa     $    461,768

                     California), Thousand Oaks Boulevard Redevelopment

                     Project, 1995 Tax Allocation Refunding Bonds,

                     5.375% Due 12/1/2025. (Original issue discount

                     bonds delivered on or about November 21, 1995 at a

                     price of 94.257% of principal amount.)



     300,000        Commonwealth of Puerto Rico, Public Improvement      2006 at 101.5       AAA        Aaa          298,296

                     Bonds of 1996 (General Obligation Bonds.), 5.400%

                     Due 7/1/2025.



------------                                                                                                    ------------

$  3,375,000                                                                                                    $  3,288,978

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  2; Education Revenue,  2; Health Care Facility Revenue,

1; Municipal Lease Revenue,  2 .



Approximately 27% and 30% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Dedicated-Tax Supported Revenue and Municipal Lease

Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 20% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.







      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    CALIFORNIA INSURED TRUST 278

                                                            (Series 907)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 9 obligations issued by entities located in California and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  14
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                             GEORGIA INSURED TRUST 54

                                   (Series 907)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,817,389) (Note 1) ............... $   2,879,154

     Accrued interest receivable ................................        59,688

     Organizational Costs (Note 1) ..............................         1,014

                                                                  --------------



               Total assets ..................................... $   2,939,856

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      46,742

     Accrued trustee and evaluator fees .........................           724

                                                                  --------------



               Total liabilities ................................ $      47,466

                                                                  --------------



               Net assets, applicable to 29,929 units of

                 fractional undivided interest outstanding ...... $   2,892,390

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 35,000 units sold ............ $   3,468,517

       Less initial underwriting commission (Note 1) ............  (    169,943)

                                                                  --------------

                                                                  $   3,298,574

     Less cost of 5,071 units redeemed ..........................  (    484,810)

                                                                  --------------

                                                                  $   2,813,764

     Undistributed net investment income ........................        13,101

     Unrealized appreciation (depreciation) of investments ......        61,765

     Accumulated net realized gain (loss) from

       investment transactions ..................................         3,760

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,892,390

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      19,271        $      96.21    $       .44    $      96.65

     Quarterly................       2,699               96.21            .44           96.65

     Semi-Annual..............       7,959               96.21            .44           96.65

                                ---------------  ============  ==============  ===========

                                    29,929

                                ===============







See accompanying notes to financial statements.



      PAGE  15
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                          GEORGIA INSURED TRUST 54

                                                (Series 907)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       166,160   $       174,565   $       179,808

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,054   $         6,185   $         6,668

    Evaluator fees ..................................              549               572               588

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         6,603   $         6,757   $         7,256

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       159,557   $       167,808   $       172,552

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(          603)  $(          604)  $         5,567

    Net change in unrealized appreciation or

      depreciation of investments ...................          146,693    (      320,501)           83,680

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       146,090   $(      321,105)  $        89,247

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       305,647   $(      153,297)  $       261,799

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       159,557   $       167,808   $       172,552

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (          603)   (          604)            5,567

  Net change in unrealized appreciation or

    depreciation of investments .....................          146,693    (      320,501)           83,680

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       305,647   $(      153,297)  $       261,799

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      160,891)  $(      167,936)  $(      173,025)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      160,891)  $(      167,936)  $(      173,025)

                                                       ----------------  ----------------  ----------------



Redemption of 3,412, 263 and

    1,132 units, respectively .......................  $(      321,526)  $(       25,228)  $(      113,803)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      176,770)  $(      346,461)  $(       25,029)



Net assets at beginning of year .....................        3,069,160         3,415,621         3,440,650

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $13,101,$14,435 and $14,563,respectively) ..........  $     2,892,390   $     3,069,160   $     3,415,621

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  16
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      GEORGIA INSURED TRUST 54

                                                            (Series 907)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    430,000        Municipal Electric Authority of Georgia, Project     2006 at 102         AAA        Aaa     $    430,404

                     One Subordinated Bonds, Series 1996A, 5.625% Due

                     1/1/2021.



     235,000        Metropolitan Atlanta Rapid Transit Authority         2006 at 102         AAA        Aaa          235,400

                     (Georgia), Sales Tax Revenue Bonds, Second

                     Indenture Series, Refunding Series 1996A, 5.500%

                     Due 7/1/2018.



     375,000        Solid Waste Management Authority of the City of      2006 at 100         AAA        Aaa          362,884

                     Atlanta (Georgia), Revenue Bonds (Landfill Closure

                     Project), Series 1996, (General Obligation Bonds.)

                     5.250% Due 12/1/2021.



     495,000        The Hospital Authority of Clarke County, Georgia,                        AAA        Aaa

                     Hospital Revenue Certificates (Athens Regional

                     Medical Center Project), Series 1996, (General

                     Obligation Bonds.)

                     100M-0.000% Due 1/1/2013, (Original issue discount  No Optional Call                             53,724

                     bonds delivered on or about December 18, 1996 at a

                     price of 40.605% of principal amount.)

                     395M-5.000% Due 1/1/2027. (Original issue discount  2007 at 100                                 359,209

                     bonds delivered on or about December 18, 1996 at a

                     price of 90.500% of principal amount.)



     470,000        Development Authority of Fulton County (Georgia),    2006 at 102         AAA        Aaa          463,993

                     Revenue Bonds (Clark Atlanta University Project),

                     Series 1995, 5.375% Due 1/1/2020.



     500,000        Richmond County (Georgia), Water and Sewerage        2006 at 102         AAA        Aaa          476,380

                     Revenue Refunding and Improvement Bonds, Series

                     1996A, 5.250% Due 10/1/2028.



     500,000        Commonwealth of Puerto Rico, Public Improvement      2006 at 101.5       AAA        Aaa          497,160

                     Bonds of 1996 (General Obligation Bonds.), 5.400%

                     Due 7/1/2025.



------------                                                                                                    ------------

$  3,005,000                                                                                                    $  2,879,154

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  17






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      GEORGIA INSURED TRUST 54

                                                            (Series 907)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  1; Education Revenue,  1; Power

Revenue,  1; Water And/or Sewer Revenue,  1.



Approximately 16% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 6 obligations issued by entities located in Georgia and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  18
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  19
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 907:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 907 (comprising, Connecticut Traditional Trust 285, California Insured Trust 278 and Georgia Insured Trust
54), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 907, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  20
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  21
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 907
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 TRAD STATE CT 285
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001019879
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  907
   NAME  CONNECTICUT TRADITIONAL TRUST
   NUMBER  285
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,779,992
   INVESTMENTS-AT-VALUE     2,865,209
   RECEIVABLES        50,474
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,916,677
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        36,662
   TOTAL-LIABILITIES        36,662
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    28,909
   SHARES-COMMON-PRIOR    30,981
   ACCUMULATED-NII-CURRENT        12,858
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        19,712
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        85,217
   NET-ASSETS     2,880,015
   DIVIDEND-INCOME  0
   INTEREST-INCOME       156,450
   OTHER-INCOME  0
   EXPENSES-NET         6,542
   NET-INVESTMENT-INCOME       149,908
   REALIZED-GAINS-CURRENT        -3,653
   APPREC-INCREASE-CURRENT       151,667
   NET-CHANGE-FROM-OPS       297,922
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       150,733
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     6,091
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -47,619
   ACCUMULATED-NII-PRIOR        13,683
   ACCUMULATED-GAINS-PRIOR        23,365
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 INS STATE GA 54
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001019879
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  907
   NAME  GEORGIA INSURED TRUST
   NUMBER  54
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,817,389
   INVESTMENTS-AT-VALUE     2,879,154
   RECEIVABLES        59,688
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,939,856
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        47,466
   TOTAL-LIABILITIES        47,466
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    29,929
   SHARES-COMMON-PRIOR    33,341
   ACCUMULATED-NII-CURRENT        13,101
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS         3,760
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC        61,765
   NET-ASSETS     2,892,390
   DIVIDEND-INCOME  0
   INTEREST-INCOME       166,160
   OTHER-INCOME  0
   EXPENSES-NET         6,603
   NET-INVESTMENT-INCOME       159,557
   REALIZED-GAINS-CURRENT          -603
   APPREC-INCREASE-CURRENT       146,693
   NET-CHANGE-FROM-OPS       305,647
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       160,891
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    35,000
   NUMBER-OF-SHARES-REDEEMED     5,071
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -176,770
   ACCUMULATED-NII-PRIOR        14,435
   ACCUMULATED-GAINS-PRIOR         4,363
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE CA 278
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001019879
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  907
   NAME  CALIFORNIA INSURED TRUST
   NUMBER  278
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     3,180,868
   INVESTMENTS-AT-VALUE     3,288,978
   RECEIVABLES        58,994
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,349,245
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        52,506
   TOTAL-LIABILITIES        52,506
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    33,221
   SHARES-COMMON-PRIOR    34,734
   ACCUMULATED-NII-CURRENT        14,698
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        17,728
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       108,110
   NET-ASSETS     3,296,739
   DIVIDEND-INCOME  0
   INTEREST-INCOME       179,608
   OTHER-INCOME  0
   EXPENSES-NET         7,504
   NET-INVESTMENT-INCOME       172,104
   REALIZED-GAINS-CURRENT         6,736
   APPREC-INCREASE-CURRENT       156,901
   NET-CHANGE-FROM-OPS       335,741
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       172,549
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    40,000
   NUMBER-OF-SHARES-REDEEMED     6,779
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        21,405
   ACCUMULATED-NII-PRIOR        15,143
   ACCUMULATED-GAINS-PRIOR        10,992
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0